Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

5. Segment information

Nokia has four operating and reportable segments for financial reporting purposes: (1) Network Infrastructure, (2) Mobile Networks, (3) Cloud and Network Services and (4) Nokia Technologies.

In addition, Nokia provides net sales disclosure for the following business divisions within the Network Infrastructure segment: (i) IP Networks, (ii) Optical networks, (iii) Fixed Networks and (iv) Submarine Networks.

The President and CEO is the chief operating decision-maker monitoring the operating results of segments for the purpose of assessing performance and making decisions about resource allocation. Key financial performance measures of the segments comprise primarily net sales and segment operating profit. The evaluation of segment performance and allocation of resources is primarily based on segment operating profit which the management believes is the most relevant measure for this purpose. Segment operating profit excludes intangible asset amortization and other purchase price fair value adjustments, goodwill impairments, restructuring related charges and certain other items of income and expenses that may not be indicative of the business operating results.

Accounting policies of the segments are the same as those described in Note 2, Significant accounting policies, except that certain above-mentioned items of income and expenses are not allocated to the segments. Inter-segment revenues and transfers are accounted for as if the revenues were to third parties, that is, at current market prices.

Segment descriptions

Network Infrastructure

The Network Infrastructure segment serves communication service providers, enterprises, webscales and public sector customers. It comprises the following business divisions: (i) IP Networks, which provides IP networks and services for residential, mobile, enterprise and cloud applications; (ii) Optical Networks, which provides optical transport networks for metro, regional, longhaul and ultra-longhaul applications; (iii) Fixed Networks, which provides fiber, fixed wireless access, and copper technologies; and (iv) Submarine Networks, which offers undersea cable transmission.

Mobile Networks

The Mobile Networks segment creates products and services covering all mobile network generations. Its portfolio includes products for radio access networks (RAN) and microwave radio (MWR) links for transport networks, solutions for network management, as well as network planning, optimization, network deployment and technical support services.

Cloud and Network Services

The Cloud and Network Services segment is built around software and the cloud and is focused on driving leadership in cloud-native software and as-a-service delivery models, as demand for critical networks accelerates; and with strong market positions in communications software, private wireless networks, and cognitive (or intelligent) services. The Cloud and Network Services portfolio encompasses core network solutions, including both voice and packet core; business applications covering areas like security, automation, and monetization; cloud and cognitive services; and enterprise solutions covering private wireless and industrial automation.

Nokia Technologies

The Nokia Technologies segment, building on decades of innovation and R&D leadership in technologies used in virtually all mobile devices used today, is expanding the Nokia patent licensing business, increasing the strength of Nokia brand through brand licensing, and establishing a technology licensing business. The majority of net sales and related costs and expenses attributable to licensing and patenting the patent portfolio of Nokia is recorded in Nokia Technologies, while each segment separately records its own research and development expenses.

Group Common and Other

Despite not a reportable segment, Nokia also provides segment-level information for Group Common and Other. Group Common and Other includes Radio Frequency Systems which is managed as a separate entity. In addition, Group Common and Other includes certain corporate-level and centrally managed operating expenses, as well as fair value gains and losses on investments in unlisted venture funds, including investments managed by NGP Capital.

Segment information

						Eliminations and
	Network		Cloud and	Nokia	Group Common	unallocated	Nokia
EURm	Infrastructure(1)	Mobile Networks	Network Services	Technologies	and Other	items(2)	Group
2022
Net sales to external customers	9 044	10 658	3 350	1 583	276	–	24 911
Net sales to other segments	3	13	1	12	19	(48)	–
Operating profit/(loss)	1 102	940	177	1 208	(318)	(791)	2 318
Share of results of associated companies and joint ventures	–	(11)	6	(8)	–	(13)	(26)
Financial income and expenses							(108)
Profit before tax							2 184

Other segment items
Depreciation and amortization	(229)	(347)	(91)	(34)	(28)	(411)	(1 140)
2021
Net sales to external customers	7 673	9 711	3 088	1 490	240	–	22 202
Net sales to other segments	1	6	1	12	17	(37)	–
Operating profit/(loss)	784	765	166	1 185	(125)	(617)	2 158
Share of results of associated companies and joint ventures	(1)	6	6	(2)	–	–	9
Financial income and expenses							(241)
Profit before tax							1 926

Other segment items
Depreciation and amortization	(208)	(338)	(95)	(33)	(30)	(391)	(1 095)
2020
Net sales to external customers	6 735	10 394	3 086	1 389	250	(2)	21 852
Net sales to other segments	1	4	1	13	19	(38)	–
Operating profit/(loss)	457	819	(67)	1 123	(251)	(1 196)	885
Share of results of associated companies and joint ventures	(1)	22	5	1	(5)	–	22
Financial income and expenses							(164)
Profit before tax							743

Other segment items
Depreciation and amortization	(200)	(347)	(114)	(39)	(25)	(407)	(1 132)

(1)   Includes IP Networks net sales of EUR 3 063 million (EUR 2 679 million in 2021 and EUR 2 585 million in 2020), Optical Networks net sales of EUR 1 891 million (EUR 1 708 million in 2021 and EUR 1 695 million in 2020), Fixed Networks net sales of EUR 2 943 million (EUR 2 358 million in 2021 and EUR 1 759 million in 2020) and Submarine Networks net sales of EUR 1 150 million (EUR 929 million in 2021 and EUR 697 million in 2020).

(2)   Unallocated items comprise costs related to the intangible asset amortization and other purchase price fair value adjustments, goodwill impairments, restructuring related charges and certain other items.

Material reconciling items between total segment operating profit and operating profit for the Group

EURm	2022	2021	2020
Total segment operating profit	3 109	2 775	2 081
Amortization of acquired intangible assets	(411)	(391)	(407)
Restructuring and associated charges	(177)	(263)	(651)
Costs associated with country exit	(98)	–	–
Impairment and write-off of assets, net of reversals	(97)	(45)	(241)
Settlement of legal disputes	–	80	–
Gain on sale of fixed assets	–	53	–
Gain on defined benefit plan amendment	–	–	90
Other	(8)	(51)	13
Operating profit for the Group	2 318	2 158	885

Information by geographies and customer concentration

Net sales to external customers by country

	Net sales(1)
EURm	2022	2021	2020
Finland(1)	1 697	1 605	1 480
United States	7 949	6 791	6 792
India	1 283	1 022	945
Japan	904	1 030	904
Other	13 078	11 754	11 731
Total	24 911	22 202	21 852
(1)	Net sales to external customers by country are based on the location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Finland.

Major customers

As is typical for our industry, Nokia’s net sales are largely driven by multi-year customer agreements with a limited number of significant customers. Net sales from Nokia’s largest customer were 10% (11% in 2021 and 11% in 2020) of net sales to external customers. Net sales from the largest customer were reported by Networks Infrastructure, Mobile Networks, Cloud and Network Services as well as Group Common and Other.

Non-current assets by country

Non-current assets(1)
EURm	2022	2021
Finland	1 365	1 348
United States	5 032	5 083
France	2 180	2 029
Other	1 297	1 399
Total	9 874	9 859

(1) Consists of goodwill and intangible assets, property, plant and equipment and right-of-use assets.